NOTES PAYABLE – RELATED PARTIES	9 Months Ended
Feb. 28, 2023
Related Party Transactions [Abstract]
NOTES PAYABLE – RELATED PARTIES

NOTE 5 - NOTES PAYABLE – RELATED PARTIES

Notes payable – related parties consisted of the following:

	February 28, 2023	May 31, 2022
Note payable to Company law firm (and owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	$2,073	$2,073

Notes payable to The OZ Corporation (owner of 2,500 shares of common stock since August 16, 2018), non-interest bearing, due on demand, unsecured	69,250	69,250

Note payable to the Chief Executive Officer, non-interest bearing, due on demand, unsecured	1,528	14,228

Note payable to the wife of the Chief Executive Officer as part of the 25% acquisition of Simply Whim, interest at 12%, due on September 20, 2023, unsecured (See Note 10)	2,000,000	14,228

Convertible note payable to John D. Thomas P.C. (Company law firm and owner of 2,500 shares of common stock since August 16, 2018), interest at 10%, due on demand	–	50,000

Total Notes Payable	2,072,851	135,551

Less: Current Portion	(2,072,851)	(135,551)

Long-Term Notes Payable	$–	$–